UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-490

                             OPPENHEIMER EQUITY FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.6%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Autoliv, Inc.                                                                              300,000      $     16,974,000
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Carnival Corp.                                                                             175,700             8,322,909
------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                                                                    123,900             7,020,174
------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                          480,500            18,086,020
                                                                                                        ----------------
                                                                                                              33,429,103
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Harman International Industries, Inc.                                                      113,600            12,624,368
------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
eBay, Inc. 1                                                                               672,300            26,260,038
------------------------------------------------------------------------------------------------------------------------
MEDIA--4.6%
Comcast Corp., Cl. A 1                                                                     523,300            13,689,528
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1                                                 1,151,000            30,064,120
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                           1,131,107            23,153,760
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                         2,570,255            50,762,536
------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                    426,120             7,077,853
                                                                                                        ----------------
                                                                                                             124,747,797
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Kohl's Corp. 1                                                                             215,000            11,397,150
------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                               400,000            20,804,000
                                                                                                        ----------------
                                                                                                              32,201,150
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
Chico's FAS, Inc. 1                                                                        344,500            14,000,480
------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                          206,400            13,300,416
------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                            1,456,800            37,177,536
------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                                   498,500            12,233,190
------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                                                    352,200            14,933,280
                                                                                                        ----------------
                                                                                                              91,644,902
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Nike, Inc., Cl. B                                                                          189,200            16,100,920
------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                                    293,200            17,770,852
                                                                                                        ----------------
                                                                                                              33,871,772
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.7%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Diageo plc, Sponsored ADR                                                                  104,300             6,615,749
------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                              351,700            20,324,743
                                                                                                        ----------------
                                                                                                              26,940,492
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
ConAgra Foods, Inc.                                                                        952,300            20,436,358
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co.                                                                      332,800            19,002,880
------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                 443,795            25,571,468
                                                                                                        ----------------
                                                                                                              44,574,348


1                        |                         Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
TOBACCO--2.3%
Altria Group, Inc.                                                                         887,370      $     62,879,038
------------------------------------------------------------------------------------------------------------------------
ENERGY--8.7%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.1%
Halliburton Co.                                                                            280,500            20,482,110
------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                             272,400            17,466,288
------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                         241,100            19,360,330
                                                                                                        ----------------
                                                                                                              57,308,728
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--6.6%
Amerada Hess Corp.                                                                          93,400            13,300,160
------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                               182,000            11,922,820
------------------------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                                779,810            53,760,101
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                          982,850            59,816,251
------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                             252,620            33,277,633
------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                           225,900             9,842,463
                                                                                                        ----------------
                                                                                                             181,919,428
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--19.6%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.0%
TD Ameritrade Holding Corp.                                                                555,500            11,593,285
------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                     643,320            70,745,900
                                                                                                        ----------------
                                                                                                              82,339,185
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
Bank of America Corp.                                                                      435,242            19,820,921
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                             959,920            53,803,516
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                          967,890            61,819,134
                                                                                                        ----------------
                                                                                                             135,443,571
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.2%
Bear Stearns Cos., Inc. (The)                                                              106,400            14,757,680
------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                327,340            26,357,417
------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                                            7,900             3,535,250
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          1,366,976            64,562,276
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                             97,800            15,350,688
------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                           154,000            19,300,820
                                                                                                        ----------------
                                                                                                             143,864,131
------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.8%
AFLAC, Inc.                                                                                269,200            12,148,996
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                         697,000            46,064,730
------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                      113,290            10,577,887
------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                            984,630            32,916,181
------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                442,800            13,000,608
------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                        542,640            15,790,824
                                                                                                        ----------------
                                                                                                             130,499,226
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
Countrywide Financial Corp.                                                                552,500            20,276,750
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                418,420            25,523,620
                                                                                                        ----------------
                                                                                                              45,800,370


2                        |                         Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--11.2%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.7%
Amgen, Inc. 1                                                                              372,300      $     27,084,825
------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                          272,800            23,054,328
------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                                         254,800            17,127,656
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                    216,800            13,489,296
------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                          292,000            10,681,360
------------------------------------------------------------------------------------------------------------------------
PDL BioPharma, Inc. 1                                                                      290,200             9,518,560
                                                                                                        ----------------
                                                                                                             100,956,025
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Alcon, Inc.                                                                                227,100            23,677,446
------------------------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                                          158,700            10,761,447
------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                                          190,000            10,472,800
------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                            462,100            23,451,575
------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                             598,700            33,622,992
                                                                                                        ----------------
                                                                                                             101,986,260
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.8%
Novartis AG, ADR                                                                           400,000            22,176,000
------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             1,794,670            44,723,176
------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                     780,200            37,020,490
                                                                                                        ----------------
                                                                                                             103,919,666
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.5%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
General Dynamics Corp.                                                                     149,400             9,558,612
------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                              384,640            16,451,053
------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                56,340             2,582,626
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                1,276,010            73,970,300
                                                                                                        ----------------
                                                                                                             102,562,591
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Cendant Corp.                                                                            1,708,360            29,640,046
------------------------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                               93,400             3,478,216
                                                                                                        ----------------
                                                                                                              33,118,262
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Rockwell Automation, Inc.                                                                  185,200            13,317,732
------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Oshkosh Truck Corp.                                                                        247,000            15,373,280
------------------------------------------------------------------------------------------------------------------------
MARINE--0.5%
UTI Worldwide, Inc.                                                                        438,700            13,862,920
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.7%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.3%
Cisco Systems, Inc. 1                                                                    2,368,000            51,314,560
------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                          1,600,000            43,056,000
------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                        137,000             9,931,130
------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                             984,800            22,561,768
------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                             371,000            18,776,310
                                                                                                        ----------------
                                                                                                             145,639,768

3                        |                         Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.4%
Apple Computer, Inc. 1                                                                     457,000      $     28,663,040
------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                              3,420,800            46,625,504
------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                                                              530,000            15,990,100
------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                   42,700             1,538,481
                                                                                                        ----------------
                                                                                                              92,817,125
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.3%
Google, Inc., Cl. A 1                                                                       74,000            28,860,000
------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                           420,400            10,085,396
------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                             727,900            23,482,054
                                                                                                        ----------------
                                                                                                              62,427,450
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.1%
Aquantive, Inc. 1                                                                           85,000             2,000,900
------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                                     291,300            17,329,437
------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                                             232,700            11,786,255
                                                                                                        ----------------
                                                                                                              31,116,592
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
Applied Materials, Inc.                                                                    857,300            15,011,323
------------------------------------------------------------------------------------------------------------------------
ATI Technologies, Inc. 1                                                                   548,550             9,424,089
------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                                    682,500            29,456,700
------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                            274,200            11,360,106
------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                            358,600            13,321,990
                                                                                                        ----------------
                                                                                                              78,574,208
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--10.7%
Adobe Systems, Inc. 1                                                                      463,054            16,169,846
------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                              232,500             8,383,950
------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                           344,700            13,277,844
------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                        3,382,292            26,483,346
------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                     66,100             3,616,992
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          4,191,210           114,042,824
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                           2,402,655            18,452,390
------------------------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                                      351,900            19,115,208
------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                         1,897,800            42,415,830
------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                    1,686,854            31,476,696
                                                                                                        ----------------
                                                                                                             293,434,926
------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.0%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.5%
Dow Chemical Co. (The)                                                                     320,080            12,995,248
------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                               345,100            29,247,225
------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                              472,100            26,036,315
                                                                                                        ----------------
                                                                                                              68,278,788
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Phelps Dodge Corp.                                                                         167,820            13,514,545

4                        |                         Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
IDT Corp., Cl. B 1                                                                       1,012,727      $     11,210,888
------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                                                     404,400            12,536,400
------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                      1,151,330            29,750,367
                                                                                                        ----------------
                                                                                                              53,497,655
------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.2%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.8%
AES Corp. (The) 1                                                                        1,958,010            33,403,651
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                       1,028,670            13,321,277
------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                 425,690            16,559,341
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                   1,213,260            12,836,291
                                                                                                        ----------------
                                                                                                              76,120,560
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.4%
Sempra Energy                                                                              265,270            12,324,444
                                                                                                        ----------------
Total Common Stocks (Cost $2,230,539,424)                                                                  2,716,600,802

                                                         Date            Strike          Contracts
------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A Put 1                             5/22/06          $43.38              1,781               828,165
------------------------------------------------------------------------------------------------------------------------
Corning, Inc. Put 1                                     5/22/06           20.00             15,750                78,750
------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. Put 1                      5/22/06           50.00              2,312               115,600
                                                                                                        ----------------
Total Options Purchased (Cost $3,535,866)                                                                      1,022,515

                                                                                         Principal
                                                                                            Amount
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.24% in joint repurchase agreement (Principal
Amount/Value $1,049,280,000, with a maturity value of $1,049,679,601) with
UBS Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $13,007,952 on
4/3/06, collateralized by Federal National Mortgage Assn., 5%, 6/1/35, with
a value of $1,073,325,189  (Cost $13,003,000)                                       $   13,003,000            13,003,000
------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,247,078,290)                                             99.7%        2,730,626,317
------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                0.3             7,443,810
                                                                                    ------------------------------------
Net Assets                                                                                   100.0%     $  2,738,070,127
                                                                                    ====================================

Footnote to Statement of Investments

1. Non-income producing security.


5                        |                         Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $      2,254,491,153
                                                      ====================

Gross unrealized appreciation                         $        512,156,714
Gross unrealized depreciation                                  (36,021,550)
                                                      --------------------
Net unrealized appreciation                           $        476,135,164
                                                      ====================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


6                        |                         Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


7                        |                         Oppenheimer Equity Fund, Inc.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006